CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (8,538,360)	$ (3,307,841)	$ (5,377,489)	$ (3,807,401)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	368,362	140,897	213,823	175,492
Amortization	643,942	551,723	760,350	963,843
Accretion of interest			29,681	0
Impairment of intangible assets			0	471,083
Amortization of debt discount	2,029,978	0
Bad debt expense			0	38,022
Gain on conversion of notes payable	(5,695)	0
Derivative expense	3,572,107	0
Share-based compensation: common stock	304,689	615,684	864,079	0
Share-based compensation: stock options	140,670	152,879	256,187	9,124
Changes in operating assets and liabilities:
Accounts receivable	(144,251)	25,098	232,218	21,449
Prepaid expenses and other assets	92,715	(719)	19,805	182,332
Accounts payable and accrued expenses	578,398	1,006,076	1,482,590	1,137,470
Increase in customer liability			0	89,375
Other liabilities	(75,544)	(20,025)	602,349	(31,197)
Net cash used in operating activities	(1,032,989)	(836,228)	(916,407)	(750,408)
Cash flows from investing activities:
Acquisition of property and equipment			(1,336)	0
Net cash from acquisition of assets of Blue Collar	0	41,927	41,950	0
Net cash paid for acquisition of assets of SpeedConnect	(798,386)	0
Net cash provided (used in) by investing activities	(798,386)	41,927	40,614	0
Cash flows from financing activities:
Proceeds from stock subscriptions	0	367,500	367,500	70,000
Proceeds from convertible notes and notes payable - related parties	512,419	439,300	574,694	637,600
Proceeds from convertible notes, loans and advances	2,689,675	21,064	20,000	107,635
Payments for debt and leases			(76,136)	(111,495)
Payments on leases			(14,859)	(10,238)
Payment on loans, advances and agreements	(1,148,976)	0
Payments on convertible notes - related parties	(15,807)	(48,836)
Payments on financing lease liabilities	(9,889)	(4,313)
Net cash provided by financing activities	2,027,422	774,715	871,199	693,502
Net change in cash	196,047	(19,586)	(4,594)	(56,906)
Cash and cash equivalents - beginning of period	31,786	36,380	36,380	93,286
Cash and cash equivalents - end of period	227,833	16,794	31,786	36,380
Supplemental cash flow information:
Cash paid for: interest	9,857	0	11,292	0
Cash paid for: taxes	0	0	0	0
Non-cash investing and financing activities:
Discount on derivative financial instruments	2,011,600	0
Common stock issued for prepaid expenses	0	479,250
Common stock issued for acquisition of Blue Collar	0	845,000	845,000	595,600
Note payable issued for acquisition of Blue Collar, net of discount	0	1,533,217	1,533,217	0
Stock subscription payable issued for conversion of debt	0	2,000	2,000	0
Acquisition of intangible assets ViewMe Live for note payable and common stock contributed by officer			0	4,595,600
Common stock to be contributed by officer for subscriptions payable			0	7,500
Common stock contributed by officer for pending acquisition			0	6,500
Common stock receivable for cancelled acquisition			$ 0	$ 3,265
Liabilities assumed in SpeedConnect asset acquisition	1,894,964	0
Operating lease liabilities and right of use assets	$ 5,003,178	$ 0